Fair Value (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value Disclosures [Abstract]
Long-term Debt, Gross	$ 218,516	$ 270,186
Long-term Debt, Fair Value	$ 219,981	$ 273,567